Acquisition of businesses and purchase of non-controlling interests - Provisional fair value of assets and liabilities acquired in respect of acquisition of businesses (Details) - GBP (£)
£ in Millions
	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Brands	£ 102
Working capital	(1)
Cash	2
Deferred tax liability	(19)
Fair value of assets and liabilities	84
Goodwill arising on acquisition	8
Step acquisition	(23)
Consideration payable	69
Cash consideration paid	27
Contingent consideration payable	42
Cash consideration paid for subsidiaries	(27)
Cash consideration paid for investments in associates	(4)
Capital injection to associates	(23)
Cash consideration paid in respect of prior year acquisitions	(54)
Net cash outflow on acquisition of business	£ (106)	£ (32)